Notes Receivable - Related Party - Schedule of Notes Receivable (Details) - USD ($)		9 Months Ended
		Sep. 30, 2018	Sep. 07, 2017
Rate			5.00%
Principal		$ 1,250,000
Interest		11,762
Total		$ 1,261,762
Notes Receivable One [Member]
Effective Date		Jul. 09, 2018
Maturity Date		Mar. 09, 2018
Rate		2.00%
Principal		$ 750,000
Interest		3,411
Total		$ 753,411
Notes Receivable Two [Member]
Effective Date	[1]	Jul. 27, 2018
Maturity Date	[1]	Mar. 27, 2018
Rate	[1]	12.00%
Principal	[1]	$ 500,000
Interest	[1]	8,351
Total	[1]	$ 508,351

[1]	The $500,000 was issued in four tranches and the interest is calculated based on the dates that those tranches were issued.